UNITED STATES
SECRITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment []; Amendment Number:
This Amendment (Check only one.):[  ] is a restatement.
				[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	Cadinha & Co., LLC
Address:900 Fort Street Mall
	Suite 1240
	Honolulu, Hawaii 96813

13F File Number:   28-04292

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Neil Rose, CFA
Title:	Chief Investment Officer
Phone:	808-523-9488

Signature, Place, and Date of Signing:

Neil Rose, Honolulu, Hawaii  January 22, 2009

Report Type (Check only one.):

[x]  13F HOLDINGS REPORT.
[  ] 13F NOTICE.
[  ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	84

Form 13F Information Table Value Total:	192316 x ($1000)

List of Other Included Managers:	0

13F INFORMATION TABLE
			TITLE OF		VALUE	SHRS OR	SH/	PUT/	INVEST.	OTHER	VOTING AUTHORITY
NAME OF ISSUER		CLASS	CUSIP		(x$1000)PRN AMT	PRN	CALL	DISCRN.	MGRS.	SOLE	SHARED	NONE
ABBOTT LABORATORIES	COM	002824100	1674	31371	SH				30031	0	1340
AEROVIRONMENT		COM	008073108	221	6000	SH				6000	0	0
ALTRIA GROUP		COM	02209S103	896	59477	SH				57177	0	2300
AMGEN			COM	031162100	405	7020	SH				7020	0	0
APPLE COMPUTER		COM	037833100	234	2736	SH				2536	0	200
BANK OF HAWAII CORP	COM	062540109	4375	96862	SH				96862	0	0
BANK OF NY MELLON CORP	COM	064057102	714	25188	SH				25188	0	0
BECTON DICKINSON	COM	075887109	381	5575	SH				5575	0	0
BERKSHIRE HATHAWAY A	COM	084670108	290	3	SH				3	0	0
BP PLC ADR		COM	055622104	1644	35167	SH				34603	0	564
CAMPBELL SOUP		COM	134429109	339	11300	SH				11300	0	0
CANADIAN NATL RAILWAY	COM	136375102	6255	170160	SH				162560	0	7600
CATERPILLAR		COM	149123101	279	6240	SH				6240	0	0
CHEVRON			COM	166764100	3561	48138	SH				47138	0	1000
CISCO SYSTEMS		COM	17275R102	1035	63526	SH				62526	0	1000
CLOROX			COM	189054109	459	8270	SH				8270	0	0
COCA-COLA 		COM	191216100	11259	248717	SH				235667	0	13050
COLGATE-PALMOLIVE	COM	194162103	671	9795	SH				9795	0	0
CONOCOPHILLIPS		COM	20825C104	867	16742	SH				16442	0	300
COSTCO WHOLESALE	COM	22160K105	8701	165740	SH				156740	0	9000
CUMMINS			COM	231021106	6526	244140	SH				234440	0	9700
DANAHER CORP		COM	235851102	434	7675	SH				7275	0	400
DIAMOND TRUST SER I	UNTSER1	252787106	487	5570	SH				5570	0	0
DISNEY (WALT)		COM	254687106	464	20445	SH				14535	0	5910
DOMINION RESOURCES	COM	25746u109	364	10148	SH				10148	0	0
DOW CHEMICAL		COM	260543103	282	18714	SH				18714	0	0
DU PONT (E.) DE NEMOURS	COM	263534109	499	19712	SH				19712	0	0
DUET GROUP		COM	q32878102	99	82000	SH				51000	0	31000
EXXON MOBIL		COM	30231G102	6018	75390	SH				74590	0	800
FLIR SYSTEMS		COM	302445101	426	13900	SH				13500	0	400
FPL GROUP		COM	302571104	206	4100	SH				4100	0	0
GENERAL DYNAMICS 	COM	369550108	543	9430	SH				9130	0	300
GENERAL ELECTRIC	COM	369604103	977	60310	SH				59860	0	450
GENERAL MILLS		COM	370334104	519	8547	SH				8547	0	0
GILEAD SCIENCES		COM	375558103	4895	95718	SH				89518	0	6200
GOLDCORP		COM	380956409	397	12590	SH				12590	0	0
GRAINGER (W. W.) 	COM	384802104	3760	47690	SH				45490	0	2200
HAWAIIAN ELECTRIC 	COM	419870100	238	10751	SH				10751	0	0
HCP INC			COM	40414l109	285	10276	SH				10276	0	0
HEINZ (H. J.)		COM	423074103	352	9350	SH				9350	0	0
HUBBELL CL B		COM	443510201	3717	113740	SH				109940	0	3800
IAMGOLD CORP		COM	450913108	102	16700	SH				16700	0	0
IBM			COM	459200101	1249	14838	SH				14838	0	0
IMPERIAL OIL		COM	453038408	500	14828	SH				14828	0	0
INTEL 			COM	458140100	7677	523702	SH				503052	0	20650
ISHARES MSCI CANADA	MSCICD	464286509	8453	484952	SH				465964	0	18988
ISHS S&P 500/BAR GR IND	SP500GR	464287309	2764	61526	SH				59388	0	2138
ISHS S&P 500/BARRA VAL	SP500VL	464287408	1713	37923	SH				36736	0	1187
JOHNSON & JOHNSON	COM	478160104	14908	249167	SH				239167	0	10000
KELSO TECHNOLOGIES	COM	48826D102	1	50000	SH				50000	0	0
KIMBERLY-CLARK		COM	494368103	583	11059	SH				11059	0	0
KRAFT FOODS A 		COM	50075N104	302	11237	SH				10961	0	276
L-3 COMMUNICA HLDGS	COM	502424104	207	2810	SH				2810	0	0
LILLY (ELI)		COM	532457108	662	16440	SH				16440	0	0
MC DONALD'S 		COM	580135101	8091	130105	SH				123705	0	6400
MERCK 			COM	589331107	250	8212	SH				6792	0	1420
NGP CAPITAL RESOURCES	COM	62912R107	128	15245	SH				15245	0	0
NIKE 'B'		COM	654106103	235	4600	SH				4600	0	0
NVIDIA CORP		COM	67066G104	84	10350	SH				10350	0	0
OILSANDS QUEST		COM	678046103	9	12600	SH				12600	0	0
ORACLE 			COM	68389X105	338	19071	SH				18671	0	400
PEPSICO 		COM	713448108	6325	115474	SH				111274	0	4200
PFIZER			COM	717081103	978	55208	SH				53558	0	1650
PHILIP MORRIS INTERNA	COM	718172109	8802	202292	SH				190692	0	11600
PROCTER & GAMBLE	COM	742718109	13064	211324	SH				204624	0	6700
RAYTHEON		COM	755111507	253	4965	SH				4465	0	500
ROYAL DUT SH PLC-ADR A	COM	780259206	8443	159488	SH				151588	0	7900
SCHLUMBERGER 		COM	806857108	1540	36391	SH				36191	0	200
SOUTHERN 		COM	842587107	252	6806	SH				6806	0	0
SPDR TR UNIT SER 1	UNTSER1	78462F103	947	10490	SH				10271	0	219
STRYKER 		COM	863667101	2962	74155	SH				69055	0	5100
SYSCO 			COM	871829107	11157	486340	SH				467340	0	19000
TARGET 			COM	87612E106	200	5800	SH				5400	0	400
TRANSOCEAN INC		COM	H8817H100	2024	42845	SH				40119	0	2726
U.S. BANCORP (NEW)	COM	902973304	1508	60300	SH				60300	0	0
UNION PACIFIC		COM	907818108	1034	21640	SH				21640	0	0
UNITED TECHNOLOGIES	COM	913017109	461	8600	SH				8200	0	400
VERIZON COMMUNICATIONS 	COM	92343V104	338	9983	SH				9983	0	0
VISA INC CLASS A 	COM	92826c839	205	3900	SH				3600	0	300
WALGREEN 		COM	931422109	4541	184070	SH				178220	0	5850
WELLS FARGO		COM	949746101	1037	35192	SH				35192	0	0
WEYERHAEUSER		COM	962166104	218	7126	SH				7126	0	0
WYETH			COM	983024100	278	7400	SH				7400	0	0
XTO ENERGY		COM	98385X106	1745	49465	SH				46665	0	2800
